LONG-TERM INVESTMENTS - Statements of financial position (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Statements of financial position
Current assets	$ 2,946		Rp 42,843		Rp 40,917
Non-current assets	13,985		163,057		194,140
Current liabilities	(4,419)		(46,322)		(61,349)
Non-current liabilities	(4,069)		(42,572)		(56,484)
Statements of profit or loss and other comprehensive income
Operating expenses		Rp (91,563)	(92,255)	Rp (84,354)
Profit before income tax	2,759	38,299	36,077	42,628
Income tax expense – net	(752)	(10,439)	(9,366)	(9,958)
Profit for the year	2,007	27,860	26,711	32,670
Other comprehensive income (loss)	(157)	(2,189)	4,954	(2,332)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 1,850	25,671	31,665	Rp 30,338
Tiphone
Statements of financial position
Current assets			7,615		8,165
Non-current assets			892		778
Current liabilities			(1,466)		(3,824)
Non-current liabilities			(3,062)		(741)
Equity (deficit)			3,979		4,378
Statements of profit or loss and other comprehensive income
Revenues		28,442	29,228
Operating expenses		(27,621)	(28,337)
Other income (expenses) including finance costs - net		(321)	(391)
Profit before income tax		500	500
Income tax expense – net		(138)	(138)
Profit for the year		362	362
Other comprehensive income (loss)		77	(63)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		439	299
Finarya
Statements of financial position
Current assets					2,382
Non-current assets					132
Current liabilities					(1,533)
Non-current liabilities					(3)
Equity (deficit)					978
Statements of profit or loss and other comprehensive income
Revenues		38
Operating expenses		(877)
Other income (expenses) including finance costs - net		17
Profit before income tax		(822)
Income tax expense – net		1
Profit for the year		(821)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		(821)
Indonusa
Statements of financial position
Current assets			449		495
Non-current assets			310		253
Current liabilities			(572)		(534)
Non-current liabilities			(297)		(278)
Equity (deficit)			(110)		(64)
Statements of profit or loss and other comprehensive income
Revenues		794	824
Operating expenses		(738)	(583)
Other income (expenses) including finance costs - net		1	(39)
Profit before income tax		57	202
Income tax expense – net		(10)	(55)
Profit for the year		47	147
Other comprehensive income (loss)		(1)	(2)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		46	145
Jalin
Statements of financial position
Current assets					100
Non-current assets					222
Current liabilities					(78)
Non-current liabilities					(10)
Equity (deficit)					234
Statements of profit or loss and other comprehensive income
Revenues		205
Operating expenses		(148)
Other income (expenses) including finance costs - net		2
Profit before income tax		59
Income tax expense – net		(17)
Profit for the year		42
Other comprehensive income (loss)		0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		42
Teltranet
Statements of financial position
Current assets			269		291
Non-current assets			116		66
Current liabilities			(269)		(356)
Non-current liabilities			(138)		(58)
Equity (deficit)			(22)		(57)
Statements of profit or loss and other comprehensive income
Revenues		195	206
Operating expenses		(242)	(264)
Other income (expenses) including finance costs - net		(15)	(13)
Profit before income tax		(62)	(71)
Income tax expense – net		(43)	12
Profit for the year		(105)	(59)
Other comprehensive income (loss)		2	1
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		(103)	(58)
ILCS
Statements of financial position
Current assets			132		119
Non-current assets			47		41
Current liabilities			(87)		(95)
Non-current liabilities			(2)		(2)
Equity (deficit)			90		63
Statements of profit or loss and other comprehensive income
Revenues		206	164
Operating expenses		(212)	(162)
Other income (expenses) including finance costs - net		(16)	1
Profit before income tax		(22)	3
Income tax expense – net		(4)	(1)
Profit for the year		(26)	2
Other comprehensive income (loss)		0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		(26)	2
GSN
Statements of financial position
Current assets			15		17
Non-current assets			169		169
Current liabilities			(1)		(2)
Non-current liabilities			(152)		(155)
Equity (deficit)			31		29
Statements of profit or loss and other comprehensive income
Revenues		7	5
Operating expenses		(9)	(5)
Other income (expenses) including finance costs - net		0	0
Profit before income tax		(2)	0
Income tax expense – net		0
Profit for the year		(2)	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		(2)	0
Others
Statements of financial position
Current assets			223		629
Non-current assets			644		4,050
Current liabilities			(687)		(1,099)
Non-current liabilities			(1,883)		(5,128)
Equity (deficit)			(1,703)		Rp (1,548)
Statements of profit or loss and other comprehensive income
Revenues		797	117
Operating expenses		(840)	(279)
Other income (expenses) including finance costs - net		(128)	(43)
Profit before income tax		(171)	(205)
Income tax expense – net		(1)	(1)
Profit for the year		(172)	(206)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		Rp (172)	Rp (206)